UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jericho Capital Asset Management L.P.
Address: 510 Madison Avenue, 27th Floor
         New York, New York  10022

13F File Number:  028-14687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Josh Resnick
Title:     Managing Member
Phone:     (212) 946-7650

Signature, Place, and Date of Signing:

 /s/  Josh Resnick     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $962,208 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14688                     Jericho Capital Master Fund L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305    24896 18718967 SH       DEFINED 1            18718967        0        0
ANNIES INC                     COM              03600T104     9779   255600 SH       DEFINED 1              255600        0        0
ARUBA NETWORKS INC             COM              043176106    13862   560287 SH       DEFINED 1              560287        0        0
CALIX INC                      COM              13100M509    15534  1906018 SH       DEFINED 1             1906018        0        0
CITRIX SYS INC                 COM              177376100    24026   333000 SH       DEFINED 1              333000        0        0
COGENT COMM GROUP INC          COM NEW          19239V302    37361  1415208 SH       DEFINED 1             1415208        0        0
COMMVAULT SYSTEMS INC          COM              204166102     4861    59285 SH       DEFINED 1               59285        0        0
EQUINIX INC                    COM NEW          29444U502    47849   221205 SH       DEFINED 1              221205        0        0
FORTINET INC                   COM              34959E109    22980   970435 SH       DEFINED 1              970435        0        0
GOOGLE INC                     CL A             38259P508    46063    58000 SH       DEFINED 1               58000        0        0
INFORMATICA CORP               COM              45666Q102    44053  1278000 SH       DEFINED 1             1278000        0        0
JUNIPER NETWORKS INC           COM              48203R104    15121   815567 SH       DEFINED 1              815567        0        0
LAS VEGAS SANDS CORP           COM              517834107    46940   833000 SH       DEFINED 1              833000        0        0
LOGMEIN INC                    COM              54142L109    13423   698362 SH       DEFINED 1              698362        0        0
MCGRAW HILL COS INC            COM              580645109    70620  1356000 SH       DEFINED 1             1356000        0        0
MELCO CROWN ENTMT LTD          ADR              585464100    49637  2125800 SH       DEFINED 1             2125800        0        0
MERCADOLIBRE INC               COM              58733R102    24912   258000 SH       DEFINED 1              258000        0        0
MOODYS CORP                    COM              615369105    10536   197600 SH       DEFINED 1              197600        0        0
NETFLIX INC                    COM              64110L106    36550   193100 SH       DEFINED 1              193100        0        0
NICE SYS LTD                   SPONSORED ADR    653656108    15911   432000 SH       DEFINED 1              432000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    34137  1127000 SH       DEFINED 1             1127000        0        0
ON SEMICONDUCTOR CORP          COM              682189105    20332  2457000 SH       DEFINED 1             2457000        0        0
PANDORA MEDIA INC              COM              698354107    47875  3381000 SH       DEFINED 1             3381000        0        0
QUALCOMM INC                   COM              747525103    23690   353901 SH       DEFINED 1              353901        0        0
SIRIUS XM RADIO INC            COM              82967N108    53288 17301200 SH       DEFINED 1            17301200        0        0
SPREADTRUM COMMUNICATIONS IN   ADR              849415203    11855   578000 SH       DEFINED 1              578000        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205    28420  1298905 SH       DEFINED 1             1298905        0        0
TRIPADVISOR INC                COM              896945201    36622   697300 SH       DEFINED 1              697300        0        0
VALASSIS COMMUNICATIONS INC    COM              918866104    22234   744364 SH       DEFINED 1              744364        0        0
VERINT SYS INC                 COM              92343X100    20176   552000 SH       DEFINED 1              552000        0        0
VMWARE INC                     CL A COM         928563402    23861   302500 SH       DEFINED 1              302500        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     8350   294000 SH       DEFINED 1              294000        0        0
WEBMD HEALTH CORP              COM              94770V102      243    10000 SH       DEFINED 1               10000        0        0
YAHOO INC                      COM              984332106    56211  2389000 SH       DEFINED 1             2389000        0        0